Right-of-use-assets - Summary of Changes in Carrying Amount of Right-of-use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance	€ 49,013	€ 54,718
Depreciation	(11,706)	(13,376)	€ (13,227)
Balance	50,755	49,013	54,718
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	68,733	67,904
Additions	3,194	10,083
Disposals	(1,267)	(6,910)
Adjustments due to remeasurements	9,084	693
Adjustments due to modifications	41	(327)
Effect of translation adjustments	3,034	(2,710)
Balance	82,819	68,733	67,904
Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(19,720)	(13,186)
Depreciation	(11,706)	(13,376)
Disposals	1,209	6,639
Impairment loss	(1,188)	(584)
Adjustments due to remeasurements		157
Effect of translation adjustments	(659)	630
Accumulated depreciation and impairment loss	(32,064)	(19,720)	(13,186)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	48,593	53,983
Balance	50,583	48,593	53,983
Buildings [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	67,710	66,867
Additions	3,194	10,083
Disposals	(1,267)	(6,910)
Adjustments due to remeasurements	9,084	693
Adjustments due to modifications	42	(327)
Effect of translation adjustments	3,021	(2,696)
Balance	81,784	67,710	66,867
Buildings [member] | Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(19,117)	(12,884)
Depreciation	(11,457)	(13,066)
Disposals	1,209	6,639
Impairment loss	(1,188)	(584)
Adjustments due to remeasurements		157
Effect of translation adjustments	(648)	621
Accumulated depreciation and impairment loss	(31,201)	(19,117)	(12,884)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	420	735
Balance	172	420	735
Vehicles [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	1,023	1,037
Adjustments due to modifications	(1)
Effect of translation adjustments	13	(14)
Balance	1,035	1,023	1,037
Vehicles [member] | Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(603)	(302)
Depreciation	(249)	(310)
Effect of translation adjustments	(11)	9
Accumulated depreciation and impairment loss	€ (863)	€ (603)	€ (302)